Convertible Notes (Details) - Schedule of net carrying amount of the equity component	Jun. 30, 2022 USD ($)
Amount allocated to conversion option [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note 2021	$ 1,092,460
Convertible Note 2022	683,393
Convertible Notes – equity portion	1,775,853
Issuance cost [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note 2021	(182,255)
Convertible Note 2022	(120,611)
Convertible Notes – equity portion	(302,866)
Equity component, net [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note 2021	910,205
Convertible Note 2022	562,782
Convertible Notes – equity portion	$ 1,472,987